Taxes (Tables)	6 Months Ended
Dec. 31, 2024
Taxes [Abstract]
Schedule of Provision for Income Tax

The provision for income tax consisted of the following:

Six Months Ended December 31,
	2024	2023
	(Unaudited)	(Unaudited)
Current
Cayman Islands	$-	$-
Hong Kong	-	-
China	234,610	40,030

Deferred		-
Cayman Islands		-
Hong Kong		-
China		-
Income tax provision	$234,610	$40,030

Schedule of Statutory Rate to Company’s Effective Tax Rate

The following table reconciles the statutory rate to the Company’s effective tax rate:

	Six Months Ended December 31,
	2024	2023
	(Unaudited)	(Unaudited)
Income tax (benefit)/expense computed at applicable tax rates (25%)	25.0%	25.0%
Preferential tax treatment	(11,321)	(20.00)
Effective tax rate	(11,296)%	5.00%

Schedule of Components of Deferred Tax Assets and Liabilities

Components of deferred tax assets and liabilities were as follows:

	December 31, 2024	June 30, 2024
	(Unaudited)
Net operating loss carry forwards	$142,115	$142,115
Deferred tax assets, gross	142,115	142,115
Valuation allowance on net operating loss	(142,115)	(142,115)
Deferred tax assets	$—	$—

Schedule of Tax Payable

The tax payable consisted of the following:

	December 31, 2024	June 30, 2024
	(Unaudited)
VAT payable	$(362,787)	$366,720
Income tax payable	902,829	676,017
Other tax payable	1,457	1,796
Tax payable	$541,499	$1,044,532